STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 9.   STOCKHOLDERS’ EQUITY

Share-based expense consisted of the following:

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Employee Awards	$839,322	$740,844	$2,969,811	$1,574,906
Consulting Awards	–	103,869	25,440	151,385
Feinsod Agreement	–	27,504	–	192,800
DB Option Agreement	–	–	–	55,100
	$839,322	$872,217	$2,995,251	$1,974,191

Employee Stock Options

On October 29, 2014, the Board authorized the adoption of, and on June 26, 2015, our stockholders ratified, our 2014 Equity Incentive Plan (the “Incentive Plan”).  The Incentive Plan provides for the issuance of up to 10 million shares of our common stock, and is designed to provide an additional incentive to executives, employees, directors and key consultants, aligning our long term interests with participants.  In April 2016, we filed a Registration Statement on Form S-8 (the “Registration Statement”), which automatically became effective in May 2016.  The Registration Statement relates to 10,000,000 shares of our common stock, which are issuable pursuant to, or upon exercise of, options that have been granted or may be granted under our Incentive Plan.

Share-based compensation costs for award grants to employees and directors (“Employee Awards”) are recognized on a straight-line basis over the service period for the entire award, with the amount of compensation cost recognized at any date equaling at least the portion of the award that is vested.  The following summarizes the Black-Scholes assumptions used for Employee Awards granted:

	Three months ended
	September 30, 2017	June 30, 2017	March 31, 2017
Exercise price	$1.34 – 2.07	$1.92	$2.41 – 3.00
Stock price on date of grant	$1.34 – 2.07	$1.92	$2.41 – 3.00
Volatility	140 – 142%	145%	148 – 153%
Risk-free interest rate	1.4 – 1.9%	1.8%	1.7 – 1.9%
Expected life (years)	3.0 – 5.0	5.0	4.0 – 5.0
Dividend yield	–	–	–

The following summarizes Employee Awards activity:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2016	8,818,400	$1.04
Granted	1,116,400	1.78
Exercised	(367,240)	1.09
Forfeited	(554,050)	0.75
Outstanding at September 30, 2017	9,013,510	1.14	2.2	$6,211,944

Exercisable at September 30, 2017	7,984,960	$1.00	1.9	$5,726,885

Based on our estimated forfeiture rates, we expect 1,007,181 Employee Awards will vest.  As of September 30, 2017, there was approximately $1,255,708 of total unrecognized compensation expense related to unvested Employee Awards, which is expected to be recognized over a weighted-average period of eight months.

Warrants for Consulting Services

As needed, we may issue warrants to third parties in exchange for consulting services.  Stock-based compensation costs for award grants to third parties for consulting services (“Consulting Awards”) are recognized on a straight-line basis over the service period for the entire award, with the amount of compensation cost recognized at any date equaling at least the portion of the award that is vested.  Consulting Awards are revalued at each reporting date until fully vested, which may generate an expense or benefit.

No Consulting Award warrants were issued during the nine months ended September 30, 2017.

Stock for Consulting Services

During the nine months ended September 30, 2017, we issued 8,000 shares to a third party for marketing services.

Warrants with Debt

The following summarizes warrants issued with debt:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2016	9,025,843	$0.63
Exercised	(3,377,587)	$0.59
Forfeited	(28,126)	1.20
Outstanding and exercisable at September 30, 2017	5,620,130	$0.69	2.1	$4,573,359

NOTE 11.   STOCKHOLDERS’ EQUITY

Share-based compensation expense consisted of the following:

	Year ended December 31,
	2016	2015
Employee stock options	$3,346,692	$1,500,783
Consulting services warrants	150,165	77,918
DB Option Agreement warrants	55,100	–
Stock awards (see Note 7)	200,355	3,839,971
	$3,752,312	$5,418,672

Employee Stock Options

On October 29, 2014, the Board authorized the adoption of and on June 26, 2015, our stockholders ratified our 2014 Equity Incentive Plan (the “Incentive Plan”).  The Incentive Plan provides for the issuance of up to 10 million shares of our common stock, and is designed to provide an additional incentive to executives, employees, directors and key consultants, aligning our long term interests with participants.  In April 2016, we filed a Registration Statement on Form S-8 (the “Registration Statement”), which automatically became effective in May 2016.  The Registration Statement relates to 10,000,000 shares of our common stock, which are issuable pursuant to, or upon exercise of, options that have been granted or may be granted under our Incentive Plan.

Share-based compensation costs for award grants to employees and directors (“Employee Awards”) are recognized on a straight-line basis over the service period for the entire award, with the amount of compensation cost recognized at any date equaling at least the portion of the award that is vested.  The following summarizes the Black-Scholes assumptions used for Employee Awards:

Year ended December 31,
	2016	2015
Exercise price	$0.61 – 3.20	$0.60 – 3.75
Stock price on date of grant	$0.63 – 3.20	$0.55 – 3.75
Volatility	146 – 153%	151 – 169%
Risk-free interest rate	0.7 – 1.9%	0.9 – 2.5%
Expected life (years)	3.0 – 5.0	3.0 – 10.0
Dividend yield	–	–

We use an estimated forfeiture rate of 67% and 25%, respectively, for our hourly employees, who were granted 80,500 and 282,000 options, respectively, during the years ended December 31, 2016 and 2015.  We assume options granted to salaried employees will all vest.

The following summarizes Employee Awards activity:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	–
Granted	2,662,000	$1.54
Forfeited or expired	(153,000)	2.39
Outstanding at December 31, 2015	2,509,000	1.49
Granted	6,826,000	0.87
Exercised	(153,000)	1.00
Forfeited or expired	(363,600)	0.97
Outstanding at December 31, 2016	8,818,400	1.04	2.6	$19,191,000

Exercisable at December 31, 2016	1,985,500	$1.50	2.1	$3,480,675

Based on our estimated forfeiture rates, we expect 8,765,045 Employee Awards will vest.  As of December 31, 2016, there was approximately $2,779,686 of total unrecognized compensation expense related to unvested Employee Awards, which is expected to be recognized over a weighted-average period of 0.5 years.

Warrants for Consulting Services

As needed, we may issue warrants to third parties in exchange for consulting services.  Stock-based compensation costs for award grants to third parties for consulting services (“Consulting Awards”) are recognized on a straight-line basis over the service period for the entire award, with the amount of compensation cost recognized at any date equaling at least the portion of the award that is vested.  Service Awards are revalued at each reporting date until fully vested, which may generate an expense or benefit.

On July 1, 2016, for consulting services we granted fully-vested warrants to four individuals to purchase a total of 35,000 shares of our common stock at an exercise price of $0.90 per share, with a term of five years.

On September 21, 2016, we granted fully-vested warrants to one individual to purchase 20,000 shares of our common stock at an exercise price of $1.20 per share, with a term of five years.

On April 24, 2015, we entered into a one-year contract with an individual to provide consulting services to raise capital.  We granted to this individual warrants to purchase 20,000 shares of our common stock at an exercise price of $3.75 per share, with a one year vesting period and a term of two years.

On April 27, 2015, we entered into a one-year contract with a company to provide investor relations services.  We granted to this company warrants to purchase 20,000 shares of our common stock at an exercise price of $3.49 per share, with a one year vesting period and a term of two years.

On June 26, 2015, we granted an individual who provides management consulting services fully-vested warrants to purchase 25,000 shares of our common stock at an exercise price of $2.10 per share with a term of three years.  On August 31, 2015, we granted this individual fully-vested warrants to purchase 5,000 shares of our common stock at an exercise price of $1.03 per share, with a term of three years.  On December 18, 2015, we granted this individual warrants to purchase 7,500 shares our common stock at an exercise price of $0.60 per share, with a one year vesting period and a term of three years.

On June 26, 2015, we granted an individual serving as our chief financial officer fully-vested warrants to purchase 25,000 shares of our common stock at an exercise price of $2.10 per share, with a term of three years.

On July 1, 2015, we entered into a one-year contract with an individual to provide management consulting services.  We granted warrants to purchase 25,000 shares of our common stock at an exercise price of $1.88 per share, with a one year vesting period and a term of three years.

The fair value of each warrant grant is estimated using Black-Scholes.  We use historical data to estimate the expected price volatility.  The risk-free interest rate is based on the United States Treasury yield curve in effect at the time of valuation for the estimated life of the option.  The following summarizes the Black-Scholes assumptions used for Consulting Awards granted:

Year ended December 31,
	2016	2015
Exercise price	$0.60 – 1.20	$0.60 – 3.75
Stock price, date of valuation	$1.91 – 2.33	$0.52 – 0.89
Volatility	146 – 163%	150 – 157%
Risk-free interest rate	0.8 – 1.3%	1.1 – 1.3%
Expected life (years)	2.0 – 4.8	2.0 – 3.0
Dividend yield	–	–

The following summarizes Consulting Awards activity:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	150,000	4.40
Granted	127,500	$2.40
Forfeited or expired	(25,000)	2.10
Outstanding at December 31, 2015	252,500	3.62
Granted	55,000	1.01
Forfeited or expired	(150,000)	4.40
Outstanding at December 31, 2016	157,500	1.96	2.0	$211,350

Exercisable at December 31, 2016	157,500	$1.96	2.0	$211,350

DB Option Agreement warrants

In order to extend the DB Option Agreement with Infinity Capital, in March 2016 we granted Infinity Capital warrants to purchase 100,000 shares of our common stock at an exercise price of $0.67 per share with a five year life.  The fair value of $55,100 is included in share-based compensation expense.  The following summarizes the Black-Scholes assumptions used to estimate the fair value of the DB Option Agreement warrants:

Stock price on date of grant	$ 0.61
Volatility	150%
Risk-free interest rate	1.2%
Expected life (years)	5.0
Dividend yield	–

IPG Acquisition Warrants

In connection with the IPG APA, we issued to IPG 500,000 fully-vested warrants to purchase a) 250,000 shares of our common stock at $4.50 per share, (the “IPG $4.50 Warrants”), and b) 250,000 shares of our common stock at $5.00 per share (the “IPG $5.00 Warrants”) (collectively, the “IPG Warrants”). The IPG Warrants are subject to customary adjustments in the event of our reclassification, consolidation, merger, subdivision of shares of our common stock, combination of shares of our common stock or payment of dividends in the form of the our common stock. The IPG Warrants expire three years after their initial issuance date.  On the date of grant, the IPG $4.50 Warrants and the IPG $5.00 Warrants had fair values of approximately $421,000 and $412,000, respectively, based on the Black-Scholes.

The following summarizes the Black-Scholes assumptions used for IPG Warrants:

Volatility	134%
Risk-free interest rate	1.0%
Expected life (years)	3.0
Dividend yield	–

Warrants with Debt

The fair value of each warrant grant is estimated using Black-Scholes, except for the 12% Warrants (see Note 8).  We use historical data to estimate the expected price volatility.  The risk-free interest rate is based on the United States Treasury yield curve in effect at the time of grant for the estimated life of the warrant.  The following summarizes the Black-Scholes assumptions used for warrants granted for debt:

	Year ended December 31,
	2016	2015
Volatility	$148 – 158%	$125 – 132%
Risk-free interest rate	$0.8 – 1.2%	$0.4 – 0.5%
Expected life (years)	1.1 – 5.0	1.5
Dividend yield	–	–

The following summarizes warrants issued with debt activity:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	642,700	4.44
Granted	554,500	$1.13
Cancelled	(600,000)	4.40
Outstanding at December 31, 2015	597,200	1.41
Granted	9,759,000	0.58
Exercised	(1,330,357)	0.53
Outstanding at December 31, 2016	9,025,843	0.63	2.9	$26,630,710

Exercisable at December 31, 2016	9,025,843	$0.63	2.9	$26,630,710

2013 Warrants

Between July 11, 2013 and September 19, 2013, we issued 973,000 shares of our common stock and 973,000 fully-vested warrants (the “2013 Warrants”) for cash consideration of $1.00 per share. Each 2013 Warrant entitled the holder to purchase one share of our common stock at a price of $10.00 per share. The 2013 Warrants expired unexercised on August 1, 2016.